DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell US Multifactor ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 2.0%
Alphabet, Inc., Class A*	752	$99,663
Alphabet, Inc., Class C*	745	99,770
AT&T, Inc.	7,329	121,442
Charter Communications, Inc., Class A*	306	122,440
Comcast Corp., Class A	4,011	168,021
Electronic Arts, Inc.	1,386	191,282
Fox Corp., Class A	3,393	100,229
Fox Corp., Class B	1,827	50,535
Frontier Communications Parent, Inc.*	851	18,628
Interpublic Group of Cos., Inc.	7,872	241,985
Iridium Communications, Inc.	855	32,575
Liberty Broadband Corp., Class A*	175	14,514
Liberty Broadband Corp., Class C*	440	36,573
Liberty Media Corp.-Liberty Formula One, Class A*	191	10,950
Liberty Media Corp.-Liberty Formula One, Class C*	1,209	76,965
Liberty Media Corp.-Liberty Live, Class A*	87	2,867
Liberty Media Corp.-Liberty Live, Class C*	211	7,227
Liberty Media Corp.-Liberty SiriusXM*	640	17,274
Liberty Media Corp.-Liberty SiriusXM, Class A*	317	8,540
Live Nation Entertainment, Inc.*	2,179	183,515
Madison Square Garden Sports Corp.*	510	86,287
Meta Platforms, Inc., Class A*	74	24,209
Netflix, Inc.*	28	13,271
New York Times Co., Class A	2,984	140,218
News Corp., Class A	10,410	229,436
News Corp., Class B	3,510	80,870
Nexstar Media Group, Inc.	891	126,460
Omnicom Group, Inc.	3,748	302,201
Pinterest, Inc., Class A*	525	17,887
Spotify Technology SA*	133	24,620
T-Mobile US, Inc.	213	32,046
TripAdvisor, Inc.*	842	15,013
Verizon Communications, Inc.	1,343	51,477
Walt Disney Co.*	390	36,149
ZoomInfo Technologies, Inc.*	500	7,185

(Cost $2,728,021)		2,792,324

Consumer Discretionary - 15.6%
Advance Auto Parts, Inc.	493	25,039
Airbnb, Inc., Class A*	483	61,022
Amazon.com, Inc.*	105	15,339
Aptiv PLC*	456	37,775
Aramark	2,842	79,604
AutoNation, Inc.*	700	94,689
AutoZone, Inc.*	244	636,823
Best Buy Co., Inc.	3,983	282,554
Booking Holdings, Inc.*	137	428,221
BorgWarner, Inc.	13,520	455,489
Boyd Gaming Corp.	3,664	216,359
Bright Horizons Family Solutions, Inc.*	380	33,227
Brunswick Corp.	1,735	136,839
Burlington Stores, Inc.*	137	23,234
Capri Holdings Ltd.*	1,661	80,459
CarMax, Inc.*	608	38,876
Carter’s, Inc.	531	36,209
Chipotle Mexican Grill, Inc.*	138	303,910
Choice Hotels International, Inc.	417	45,987
Churchill Downs, Inc.	271	31,374
Columbia Sportswear Co.	1,199	93,918
Coupang, Inc.*	772	11,796
D.R. Horton, Inc.	2,813	359,136
Darden Restaurants, Inc.	475	74,323
Deckers Outdoor Corp.*	896	594,917
Dick’s Sporting Goods, Inc.	2,375	308,987
Domino’s Pizza, Inc.	351	137,904
eBay, Inc.	3,003	123,153
Etsy, Inc.*	143	10,841
Expedia Group, Inc.*	1,449	197,325
Five Below, Inc.*	1,082	203,914
Floor & Decor Holdings, Inc., Class A*	791	72,543
Ford Motor Co.	25,659	263,261
Garmin Ltd.	2,718	332,248
General Motors Co.	7,678	242,625
Gentex Corp.	7,505	228,227
Genuine Parts Co.	3,941	523,286
Grand Canyon Education, Inc.*	1,780	243,362
H&R Block, Inc.	3,629	164,829
Harley-Davidson, Inc.	888	26,631
Hasbro, Inc.	120	5,569
Hilton Worldwide Holdings, Inc.	1,097	183,769
Home Depot, Inc.	215	67,400
Hyatt Hotels Corp., Class A	1,327	152,287
Las Vegas Sands Corp.	763	35,190
Lear Corp.	2,219	296,791
Leggett & Platt, Inc.	1,873	42,836
Lennar Corp., Class A	9,283	1,187,481
Lennar Corp., Class B	527	60,468
Lithia Motors, Inc.	49	13,083
LKQ Corp.	11,643	518,463
Lowe’s Cos., Inc.	1,532	304,608
Lululemon Athletica, Inc.*	571	255,123
Macy’s, Inc.	714	11,324
Marriott International, Inc., Class A	879	178,173
Marriott Vacations Worldwide Corp.	771	56,206
Mattel, Inc.*	969	18,411
McDonald’s Corp.	266	74,969
MGM Resorts International	10,394	409,939
Mohawk Industries, Inc.*	164	14,483
Murphy USA, Inc.	1,310	484,110

NIKE, Inc., Class B	909	100,235
NVR, Inc.*	192	1,181,835
Ollie’s Bargain Outlet Holdings, Inc.*	793	58,103
O’Reilly Automotive, Inc.*	720	707,314
Penn Entertainment, Inc.*	537	13,189
Penske Automotive Group, Inc.	1,333	199,017
Phinia, Inc.	2,671	68,110
Polaris, Inc.	2,368	195,289
Pool Corp.	680	236,178
PulteGroup, Inc.	9,941	878,983
PVH Corp.	178	17,405
Ralph Lauren Corp.	2,148	277,908
RH*	174	46,975
Ross Stores, Inc.	3,628	473,019
Royal Caribbean Cruises Ltd.*	142	15,259
Service Corp. International	1,665	102,015
Skechers U.S.A., Inc., Class A*	6,962	410,131
Starbucks Corp.	2,937	291,644
Tapestry, Inc.	7,164	226,884
Tempur Sealy International, Inc.	4,529	182,609
Texas Roadhouse, Inc.	2,440	274,646
Thor Industries, Inc.	3,397	336,541
TJX Cos., Inc.	5,492	483,900
Toll Brothers, Inc.	7,322	628,887
TopBuild Corp.*	544	160,904
Tractor Supply Co.	2,241	454,945
Travel + Leisure Co.	1,876	66,861
Ulta Beauty, Inc.*	1,448	616,834
Vail Resorts, Inc.	463	100,615
Valvoline, Inc.	237	8,115
Wendy’s Co.	3,261	61,144
Whirlpool Corp.	268	29,185
Williams-Sonoma, Inc.	1,734	325,194
Wingstop, Inc.	146	35,093
Wyndham Hotels & Resorts, Inc.	435	33,643
Wynn Resorts Ltd.	130	10,975
YETI Holdings, Inc.*	423	18,037
Yum! Brands, Inc.	3,388	425,363

(Cost $19,752,214)		21,399,922

Consumer Staples - 6.2%
Albertsons Cos., Inc., Class A	11,570	251,879
Altria Group, Inc.	6,657	279,860
Archer-Daniels-Midland Co.	7,270	536,017
BJ’s Wholesale Club Holdings, Inc.*	6,203	400,590
Boston Beer Co., Inc., Class A*	168	59,600
Brown-Forman Corp., Class A	330	19,876
Brown-Forman Corp., Class B	694	40,766
Bunge Global SA	244	26,808
Campbell Soup Co.	2,686	107,923
Casey’s General Stores, Inc.	2,465	678,861
Church & Dwight Co., Inc.	2,001	193,357
Clorox Co.	1,332	190,942
Coca-Cola Co.	699	40,850
Colgate-Palmolive Co.	2,250	177,233
Conagra Brands, Inc.	5,398	152,709
Constellation Brands, Inc., Class A	610	146,699
Costco Wholesale Corp.	283	167,745
Coty, Inc., Class A*	6,049	68,959
Darling Ingredients, Inc.*	1,283	56,285
Dollar General Corp.	784	102,798
Dollar Tree, Inc.*	2,372	293,155
Estee Lauder Cos., Inc., Class A	1,198	152,973
Flowers Foods, Inc.	8,898	185,167
General Mills, Inc.	3,807	242,354
Grocery Outlet Holding Corp.*	816	23,019
Hershey Co.	1,603	301,236
Hormel Foods Corp.	1,870	57,203
Ingredion, Inc.	2,659	272,521
J M Smucker Co.	1,867	204,866
Kellanova	2,619	137,602
Keurig Dr Pepper, Inc.	1,720	54,300
Kimberly-Clark Corp.	2,772	342,980
Kraft Heinz Co.	2,829	99,326
Kroger Co.	11,436	506,272
Lamb Weston Holdings, Inc.	1,388	138,842
McCormick & Co., Inc.	1,032	66,905
Molson Coors Beverage Co., Class B	2,745	168,927
Mondelez International, Inc., Class A	1,946	138,283
Monster Beverage Corp.*	4,038	222,696
PepsiCo, Inc.	456	76,740
Philip Morris International, Inc.	424	39,585
Pilgrim’s Pride Corp.*	424	10,837
Post Holdings, Inc.*	1,629	139,165
Procter & Gamble Co.	472	72,461
Reynolds Consumer Products, Inc.	1,057	27,736
Seaboard Corp.	16	56,240
Spectrum Brands Holdings, Inc.	177	12,271
Sysco Corp.	1,760	127,019
Target Corp.	3,038	406,515
Tyson Foods, Inc., Class A	1,041	48,760
US Foods Holding Corp.*	2,827	123,907
Walgreens Boots Alliance, Inc.	1,520	30,309
Walmart, Inc.	453	70,528
WK Kellogg Co.	655	7,336

(Cost $8,600,629)		8,557,793

Energy - 5.0%
Baker Hughes Co.	615	20,756
Cheniere Energy, Inc.	3,483	634,428
Chesapeake Energy Corp.	5,518	443,151
Chevron Corp.	590	84,724
ConocoPhillips	1,783	206,061
Coterra Energy, Inc.	12,868	337,785
Devon Energy Corp.	3,518	158,204
Diamondback Energy, Inc.	2,352	363,172

DT Midstream, Inc.	579	33,171
EOG Resources, Inc.	2,382	293,153
EQT Corp.	1,342	53,626
Exxon Mobil Corp.	1,100	113,014
Hess Corp.	533	74,919
HF Sinclair Corp.	3,871	203,150
Kinder Morgan, Inc.	5,114	89,853
Marathon Oil Corp.	1,627	41,375
Marathon Petroleum Corp.	9,876	1,473,400
Occidental Petroleum Corp.	255	15,083
ONEOK, Inc.	5,502	378,813
Phillips 66	5,631	725,780
Pioneer Natural Resources Co.	1,957	453,320
Schlumberger NV	456	23,730
Targa Resources Corp.	1,588	143,635
TechnipFMC PLC	908	18,814
Texas Pacific Land Corp.	45	75,238
Valero Energy Corp.	2,968	372,068
Williams Cos., Inc.	1,038	38,188

(Cost $5,531,262)		6,868,611

Financials - 9.6%
Affiliated Managers Group, Inc.	2,357	319,491
Aflac, Inc.	3,034	250,942
Allstate Corp.	418	57,630
Ally Financial, Inc.	250	7,305
American Express Co.	311	53,109
American Financial Group, Inc.	256	29,284
American International Group, Inc.	1,266	83,315
Ameriprise Financial, Inc.	567	200,440
Annaly Capital Management, Inc. REIT	6,142	110,986
Aon PLC, Class A	1,108	363,967
Apollo Global Management, Inc.	103	9,476
Arch Capital Group Ltd.*	5,160	431,840
Ares Management Corp., Class A	366	41,083
Arthur J Gallagher & Co.	984	245,016
Assurant, Inc.	125	21,002
Assured Guaranty Ltd.	755	51,272
Axis Capital Holdings Ltd.	722	40,677
Bank of New York Mellon Corp.	1,924	92,968
Bank OZK	1,124	47,051
BlackRock, Inc.	130	97,660
Blackstone, Inc.	484	54,387
BOK Financial Corp.	412	29,569
Brown & Brown, Inc.	4,185	312,787
Capital One Financial Corp.	372	41,538
Carlyle Group, Inc.	1,752	60,059
Cboe Global Markets, Inc.	1,256	228,831
Charles Schwab Corp.	445	27,287
Chubb Ltd.	761	174,596
Cincinnati Financial Corp.	76	7,812
Citigroup, Inc.	652	30,057
Citizens Financial Group, Inc.	681	18,571
CME Group, Inc.	126	27,513
CNA Financial Corp.	231	9,732
Columbia Banking System, Inc.	1,781	39,948
Comerica, Inc.	149	6,738
Commerce Bancshares, Inc.	269	13,603
Corebridge Financial, Inc.	1,851	38,927
Credit Acceptance Corp.*	89	40,673
Cullen/Frost Bankers, Inc.	187	18,380
Discover Financial Services	2,779	258,447
East West Bancorp, Inc.	546	34,354
Equitable Holdings, Inc.	946	29,033
Euronet Worldwide, Inc.*	1,192	103,966
Evercore, Inc., Class A	2,357	347,775
Everest Group Ltd.	671	275,479
FactSet Research Systems, Inc.	789	357,780
Fidelity National Financial, Inc.	4,299	192,767
Fidelity National Information Services, Inc.	270	15,833
Fifth Third Bancorp	672	19,454
First American Financial Corp.	1,576	93,930
First Hawaiian, Inc.	512	10,061
First Horizon Corp.	2,238	28,624
Fiserv, Inc.*	1,110	144,977
FleetCor Technologies, Inc.*	376	90,428
FNB Corp.	4,713	56,509
Franklin Resources, Inc.	4,966	123,157
Global Payments, Inc.	761	88,611
Globe Life, Inc.	1,404	172,875
Goldman Sachs Group, Inc.	220	75,139
Hanover Insurance Group, Inc.	165	20,509
Hartford Financial Services Group, Inc.	2,022	158,040
Houlihan Lokey, Inc.	1,574	169,551
Huntington Bancshares, Inc.	4,811	54,172
Interactive Brokers Group, Inc., Class A	1,163	90,528
Intercontinental Exchange, Inc.	529	60,221
Invesco Ltd.	2,883	41,140
Jack Henry & Associates, Inc.	561	89,025
Janus Henderson Group PLC	4,749	124,376
Jefferies Financial Group, Inc.	1,162	41,181
JPMorgan Chase & Co.	184	28,719
KeyCorp	1,000	12,390
Kinsale Capital Group, Inc.	547	191,505
Lazard Ltd., Class A	2,037	61,069
Loews Corp.	1,394	97,984
LPL Financial Holdings, Inc.	1,689	375,465
M&T Bank Corp.	221	28,326
Markel Group, Inc.*	27	38,855
MarketAxess Holdings, Inc.	628	150,795
Marsh & McLennan Cos., Inc.	1,765	351,976
Mastercard, Inc., Class A	111	45,935
MetLife, Inc.	694	44,159
MGIC Investment Corp.	14,462	254,387
Moody’s Corp.	623	227,370

Morgan Stanley	140	11,108
Morningstar, Inc.	80	22,669
MSCI, Inc.	535	278,655
Nasdaq, Inc.	2,783	155,403
New York Community Bancorp, Inc.	1,336	12,572
Northern Trust Corp.	338	26,787
Old Republic International Corp.	7,753	227,240
OneMain Holdings, Inc.	482	20,389
PayPal Holdings, Inc.*	699	40,269
PNC Financial Services Group, Inc.	216	28,935
Popular, Inc.	271	19,997
Primerica, Inc.	797	166,979
Principal Financial Group, Inc.	2,454	181,179
Progressive Corp.	672	110,228
Prosperity Bancshares, Inc.	401	24,184
Prudential Financial, Inc.	419	40,970
Raymond James Financial, Inc.	578	60,777
Regions Financial Corp.	1,604	26,755
Reinsurance Group of America, Inc.	1,014	165,343
Rithm Capital Corp. REIT	11,260	116,879
RLI Corp.	2,193	297,371
Ryan Specialty Holdings, Inc.*	907	41,604
S&P Global, Inc.	310	128,907
SEI Investments Co.	3,646	213,911
SLM Corp.	1,972	29,639
Starwood Property Trust, Inc. REIT	1,187	23,586
State Street Corp.	1,537	111,924
Stifel Financial Corp.	1,004	61,264
Synchrony Financial	3,219	104,167
Synovus Financial Corp.	223	6,866
T. Rowe Price Group, Inc.	2,381	238,410
TPG, Inc.	495	17,325
Tradeweb Markets, Inc., Class A	1,070	103,683
Travelers Cos., Inc.	1,141	206,087
Truist Financial Corp.	538	17,291
Unum Group	1,968	84,624
US Bancorp	473	18,031
Virtu Financial, Inc., Class A	668	12,011
Visa, Inc., Class A	178	45,689
Voya Financial, Inc.	1,050	75,086
W.R. Berkley Corp.	2,241	162,585
Webster Financial Corp.	468	20,990
Wells Fargo & Co.	821	36,608
Western Union Co.	1,906	22,167
WEX, Inc.*	448	79,108
White Mountains Insurance Group Ltd.	4	6,128
Willis Towers Watson PLC	820	201,966
Wintrust Financial Corp.	270	23,131

(Cost $11,395,512)		13,139,876

Health Care - 11.3%
Abbott Laboratories	747	77,905
AbbVie, Inc.	724	103,090
Acadia Healthcare Co., Inc.*	1,650	120,434
Agilent Technologies, Inc.	1,394	178,153
Align Technology, Inc.*	275	58,795
Amgen, Inc.	367	98,958
Avantor, Inc.*	670	14,191
Baxter International, Inc.	718	25,905
Becton Dickinson and Co.	232	54,794
Biogen, Inc.*	274	64,138
BioMarin Pharmaceutical, Inc.*	742	67,581
Bio-Techne Corp.	988	62,145
Boston Scientific Corp.*	1,588	88,753
Bristol-Myers Squibb Co.	976	48,195
Bruker Corp.	961	62,552
Cardinal Health, Inc.	17,177	1,839,313
Cencora, Inc.	6,812	1,385,356
Centene Corp.*	3,622	266,869
Charles River Laboratories International, Inc.*	452	89,080
Chemed Corp.	523	296,541
Cigna Group	1,087	285,751
Cooper Cos., Inc.	346	116,574
CVS Health Corp.	1,522	103,420
Danaher Corp.	127	28,360
DaVita, Inc.*	1,381	140,116
DENTSPLY SIRONA, Inc.	837	26,575
Dexcom, Inc.*	723	83,521
Edwards Lifesciences Corp.*	3,008	203,672
Elevance Health, Inc.	612	293,448
Eli Lilly & Co.	55	32,507
Encompass Health Corp.	4,081	265,959
Enovis Corp.*	1,813	89,671
Envista Holdings Corp.*	515	11,685
Exelixis, Inc.*	6,232	135,920
Fortrea Holdings, Inc.*	667	19,637
GE HealthCare Technologies, Inc.	2,623	179,571
Gilead Sciences, Inc.	3,418	261,819
Globus Medical, Inc., Class A*	1,493	67,066
HCA Healthcare, Inc.	1,403	351,423
Henry Schein, Inc.*	4,029	268,855
Hologic, Inc.*	5,503	392,364
Humana, Inc.	987	478,557
ICON PLC*	338	90,226
IDEXX Laboratories, Inc.*	464	216,141
Incyte Corp.*	1,489	80,912
Inspire Medical Systems, Inc.*	49	7,120
Insulet Corp.*	20	3,782
Integra LifeSciences Holdings Corp.*	408	15,990
Intuitive Surgical, Inc.*	465	144,541
IQVIA Holdings, Inc.*	362	77,504
Jazz Pharmaceuticals PLC*	621	73,421
Johnson & Johnson	111	17,167
Laboratory Corp. of America Holdings	667	144,679
Masimo Corp.*	173	16,220

McKesson Corp.	3,299	1,552,377
Medpace Holdings, Inc.*	319	86,360
Medtronic PLC	1,261	99,959
Merck & Co., Inc.	1,186	121,541
Mettler-Toledo International, Inc.*	137	149,594
Molina Healthcare, Inc.*	2,036	744,280
Neurocrine Biosciences, Inc.*	1,097	127,899
Organon & Co.	699	7,913
Perrigo Co. PLC	454	13,829
Pfizer, Inc.	1,157	35,254
Premier, Inc., Class A	4,540	93,479
QIAGEN NV*	1,790	73,676
Quest Diagnostics, Inc.	1,612	221,215
Regeneron Pharmaceuticals, Inc.*	219	180,414
Repligen Corp.*	166	26,104
ResMed, Inc.	702	110,726
Revvity, Inc.	191	16,980
Royalty Pharma PLC, Class A	1,127	30,508
Seagen, Inc.*	139	29,636
Shockwave Medical, Inc.*	88	15,360
STERIS PLC	445	89,418
Stryker Corp.	323	95,715
Teleflex, Inc.	271	61,162
Tenet Healthcare Corp.*	2,156	148,786
Thermo Fisher Scientific, Inc.	107	53,046
United Therapeutics Corp.*	554	132,960
UnitedHealth Group, Inc.	33	18,248
Universal Health Services, Inc., Class B	2,266	311,530
Veeva Systems, Inc., Class A*	463	80,706
Vertex Pharmaceuticals, Inc.*	935	331,747
Viatris, Inc.	4,713	43,265
Waters Corp.*	274	76,887
West Pharmaceutical Services, Inc.	921	323,050
Zimmer Biomet Holdings, Inc.	1,340	155,855
Zoetis, Inc.	727	128,439

(Cost $13,967,674)		15,514,840

Industrials - 20.4%
3M Co.	750	74,303
A O Smith Corp.	3,141	236,706
Acuity Brands, Inc.	1,100	197,186
Advanced Drainage Systems, Inc.	1,201	145,453
AECOM	3,557	316,075
AGCO Corp.	2,347	266,455
Air Lease Corp.	1,838	71,296
Alaska Air Group, Inc.*	6,878	260,057
Allegion PLC	518	54,955
Allison Transmission Holdings, Inc.	4,930	263,656
American Airlines Group, Inc.*	2,208	27,445
AMETEK, Inc.	1,693	262,804
Armstrong World Industries, Inc.	403	34,178
Automatic Data Processing, Inc.	705	162,094
Avis Budget Group, Inc.*	275	50,284
Axon Enterprise, Inc.*	78	17,930
AZEK Co., Inc.*	511	17,624
Boeing Co.*	61	14,129
Booz Allen Hamilton Holding Corp.	1,785	223,357
Broadridge Financial Solutions, Inc.	1,163	225,413
Builders FirstSource, Inc.*	5,250	704,078
BWX Technologies, Inc.	1,794	139,986
C.H. Robinson Worldwide, Inc.	4,009	328,938
CACI International, Inc., Class A*	964	309,396
Carlisle Cos., Inc.	971	272,278
Carrier Global Corp.	7,021	364,811
Caterpillar, Inc.	605	151,686
Ceridian HCM Holding, Inc.*	456	31,418
Cintas Corp.	504	278,838
Clean Harbors, Inc.*	2,990	483,363
CNH Industrial NV	17,199	184,717
Copart, Inc.*	9,016	452,784
Core & Main, Inc., Class A*	2,484	87,015
CSX Corp.	5,687	183,690
Cummins, Inc.	769	172,379
Curtiss-Wright Corp.	685	146,522
Deere & Co.	151	55,026
Delta Air Lines, Inc.	5,161	190,596
Donaldson Co., Inc.	4,587	279,073
Dover Corp.	1,249	176,309
Driven Brands Holdings, Inc.*	335	4,405
Dun & Bradstreet Holdings, Inc.	1,566	16,584
Eaton Corp. PLC	917	208,792
EMCOR Group, Inc.	3,108	660,512
Emerson Electric Co.	313	27,826
Equifax, Inc.	395	85,995
Esab Corp.	1,558	120,200
Expeditors International of Washington, Inc.	4,886	587,981
Fastenal Co.	6,796	407,556
FedEx Corp.	1,637	423,705
Ferguson PLC	804	137,757
Flowserve Corp.	1,107	42,354
Fortive Corp.	2,660	183,487
Fortune Brands Innovations, Inc.	5,043	345,093
FTI Consulting, Inc.*	925	203,926
Gates Industrial Corp. PLC*	2,119	25,979
General Dynamics Corp.	639	157,814
General Electric Co.	577	70,279
Genpact Ltd.	2,150	73,014
Graco, Inc.	3,496	282,407
GXO Logistics, Inc.*	940	52,884
HEICO Corp.	545	93,211
HEICO Corp., Class A	1,003	137,822
Hexcel Corp.	1,246	86,360
Honeywell International, Inc.	365	71,511
Howmet Aerospace, Inc.	1,751	92,103
Hubbell, Inc.	1,124	337,200

Huntington Ingalls Industries, Inc.	650	154,063
IDEX Corp.	644	129,882
Illinois Tool Works, Inc.	1,223	296,223
Ingersoll Rand, Inc.	2,159	154,217
ITT, Inc.	1,826	197,701
Jacobs Solutions, Inc.	973	123,746
JB Hunt Transport Services, Inc.	1,710	316,812
Johnson Controls International PLC	4,306	227,357
KBR, Inc.	2,026	104,683
Kirby Corp.*	1,027	78,822
Knight-Swift Transportation Holdings, Inc.	7,719	415,128
L3Harris Technologies, Inc.	149	28,431
Landstar System, Inc.	2,375	410,044
Leidos Holdings, Inc.	2,647	284,076
Lennox International, Inc.	601	244,403
Lincoln Electric Holdings, Inc.	1,126	223,016
Lockheed Martin Corp.	296	132,540
ManpowerGroup, Inc.	1,499	111,241
Masco Corp.	5,930	359,062
MasTec, Inc.*	363	22,012
MDU Resources Group, Inc.	7,417	141,961
Middleby Corp.*	475	59,959
MSA Safety, Inc.	510	88,811
MSC Industrial Direct Co., Inc., Class A	1,879	183,052
Nordson Corp.	991	233,222
Norfolk Southern Corp.	701	152,930
Northrop Grumman Corp.	174	82,678
nVent Electric PLC	3,071	163,531
Old Dominion Freight Line, Inc.	712	277,011
Oshkosh Corp.	1,794	174,538
Otis Worldwide Corp.	4,064	348,651
Owens Corning	3,631	492,291
PACCAR, Inc.	6,317	580,027
Parker-Hannifin Corp.	550	238,249
Paychex, Inc.	862	105,138
Paycom Software, Inc.	542	98,460
Paylocity Holding Corp.*	76	11,907
Pentair PLC	993	64,088
Quanta Services, Inc.	2,167	408,068
RB Global, Inc.	4,103	261,279
RBC Bearings, Inc.*	137	35,310
Regal Rexnord Corp.	1,028	123,154
Republic Services, Inc.	1,353	218,970
Robert Half, Inc.	2,595	212,738
Rockwell Automation, Inc.	574	158,103
Rollins, Inc.	3,568	145,360
RTX Corp.	456	37,155
Ryder System, Inc.	885	94,819
Saia, Inc.*	498	194,414
Schneider National, Inc., Class B	3,668	84,474
Science Applications International Corp.	3,142	368,902
Sensata Technologies Holding PLC	795	25,845
SiteOne Landscape Supply, Inc.*	673	94,772
Snap-on, Inc.	1,124	308,752
Southwest Airlines Co.	4,377	111,920
SS&C Technologies Holdings, Inc.	2,054	115,558
Stanley Black & Decker, Inc.	188	17,089
Stericycle, Inc.*	1,327	62,329
Tetra Tech, Inc.	1,262	199,585
Textron, Inc.	1,935	148,337
Timken Co.	2,262	163,769
Toro Co.	1,307	108,481
Trane Technologies PLC	2,039	459,611
TransDigm Group, Inc.	110	105,916
TransUnion	242	14,210
Trex Co., Inc.*	1,230	86,432
U-Haul Holding Co.*	579	32,777
U-Haul Holding Co.	1,382	74,835
Union Pacific Corp.	237	53,389
United Airlines Holdings, Inc.*	4,225	166,465
United Parcel Service, Inc., Class B	886	134,326
United Rentals, Inc.	879	418,422
Valmont Industries, Inc.	881	193,441
Veralto Corp.*	43	3,322
Verisk Analytics, Inc.	1,073	259,054
Vertiv Holdings Co., Class A*	688	30,038
Vestis Corp.*	1,420	26,000
W.W. Grainger, Inc.	606	476,431
Waste Management, Inc.	1,770	302,652
Watsco, Inc.	1,118	427,333
WESCO International, Inc.	192	29,923
Westinghouse Air Brake Technologies Corp.	1,751	204,097
WillScot Mobile Mini Holdings Corp.*	2,263	94,412
Woodward, Inc.	728	98,411
XPO, Inc.*	1,379	118,980
Xylem, Inc.	1,331	139,928

(Cost $23,821,575)		28,010,611

Information Technology - 16.2%
Accenture PLC, Class A	172	57,300
Adobe, Inc.*	576	351,942
Advanced Micro Devices, Inc.*	63	7,633
Akamai Technologies, Inc.*	2,483	286,861
Allegro MicroSystems, Inc.*	1,851	50,384
Amdocs Ltd.	7,886	660,610
Amphenol Corp., Class A	7,555	687,429
Analog Devices, Inc.	2,262	414,806
ANSYS, Inc.*	810	237,622
Apple, Inc.	2,225	422,639
Applied Materials, Inc.	3,395	508,503
Arista Networks, Inc.*	1,087	238,825
Arrow Electronics, Inc.*	1,147	135,988
Atlassian Corp., Class A*	717	136,911
Autodesk, Inc.*	2,431	531,003
Avnet, Inc.	2,961	138,456

Bentley Systems, Inc., Class B	319	16,607
Broadcom, Inc.	152	140,711
Cadence Design Systems, Inc.*	2,165	591,630
CCC Intelligent Solutions Holdings, Inc.*	1,529	17,859
CDW Corp.	5,281	1,113,657
Ciena Corp.*	196	8,987
Cirrus Logic, Inc.*	3,071	233,120
Cisco Systems, Inc.	2,645	127,965
Cognex Corp.	1,468	55,344
Cognizant Technology Solutions Corp., Class A	10,169	715,694
Corning, Inc.	8,340	237,607
Crane NXT Co.	1,617	83,211
Crowdstrike Holdings, Inc., Class A*	89	21,092
Dolby Laboratories, Inc., Class A	3,202	275,788
DoubleVerify Holdings, Inc.*	947	31,440
Dropbox, Inc., Class A*	12,909	363,776
DXC Technology Co.*	818	18,920
Dynatrace, Inc.*	841	45,036
Enphase Energy, Inc.*	75	7,576
EPAM Systems, Inc.*	199	51,380
F5, Inc.*	1,552	265,687
Fair Isaac Corp.*	156	169,666
First Solar, Inc.*	107	16,882
Fortinet, Inc.*	6,488	341,009
Gartner, Inc.*	1,720	747,925
Globant SA*	181	39,965
GoDaddy, Inc., Class A*	2,066	206,724
Guidewire Software, Inc.*	184	18,389
Hewlett Packard Enterprise Co.	34,078	576,259
HP, Inc.	10,236	300,324
HubSpot, Inc.*	106	52,357
Intel Corp.	879	39,291
International Business Machines Corp.	691	109,565
Intuit, Inc.	48	27,430
IPG Photonics Corp.*	1,358	130,042
Jabil, Inc.	8,619	993,943
Juniper Networks, Inc.	3,105	88,337
Keysight Technologies, Inc.*	1,661	225,713
KLA Corp.	1,653	900,257
Kyndryl Holdings, Inc.*	1,342	24,196
Lam Research Corp.	498	356,528
Lattice Semiconductor Corp.*	2,584	151,293
Littelfuse, Inc.	298	69,374
Lumentum Holdings, Inc.*	224	9,587
Manhattan Associates, Inc.*	2,219	494,948
Marvell Technology, Inc.	216	12,038
Microchip Technology, Inc.	9,754	813,874
Micron Technology, Inc.	5,875	447,205
Microsoft Corp.	994	376,637
Monolithic Power Systems, Inc.	194	106,452
Motorola Solutions, Inc.	1,088	351,283
NetApp, Inc.	4,454	407,051
NVIDIA Corp.	38	17,773
ON Semiconductor Corp.*	5,270	375,909
Oracle Corp.	534	62,056
Palo Alto Networks, Inc.*	209	61,674
PTC, Inc.*	909	143,040
Pure Storage, Inc., Class A*	2,895	96,432
Qorvo, Inc.*	689	66,488
QUALCOMM, Inc.	750	96,788
Roper Technologies, Inc.	103	55,440
Salesforce, Inc.*	250	62,975
ServiceNow, Inc.*	116	79,546
Skyworks Solutions, Inc.	3,831	371,339
Smartsheet, Inc., Class A*	320	13,562
Snowflake, Inc., Class A*	116	21,771
Synopsys, Inc.*	751	407,966
TD SYNNEX Corp.	2,524	248,967
Teledyne Technologies, Inc.*	313	126,126
Teradata Corp.*	3,860	182,385
Teradyne, Inc.	2,521	232,512
Texas Instruments, Inc.	1,994	304,504
Trimble, Inc.*	425	19,720
Tyler Technologies, Inc.*	442	180,707
Universal Display Corp.	917	155,156
VeriSign, Inc.*	3,358	712,568
Vontier Corp.	2,996	101,055
Western Digital Corp.*	656	31,691
Workday, Inc., Class A*	378	102,332
Zebra Technologies Corp., Class A*	234	55,453
Zoom Video Communications, Inc., Class A*	192	13,023

(Cost $18,683,404)		22,293,501

Materials - 6.7%
Air Products and Chemicals, Inc.	761	205,889
Albemarle Corp.	876	106,233
Amcor PLC	8,636	81,869
AptarGroup, Inc.	1,345	170,667
Ashland, Inc.	496	39,640
Avery Dennison Corp.	1,826	355,157
Axalta Coating Systems Ltd.*	2,956	93,025
Ball Corp.	1,351	74,697
Berry Global Group, Inc.	4,269	282,266
Celanese Corp.	84	11,648
CF Industries Holdings, Inc.	2,297	172,620
Chemours Co.	468	12,837
Cleveland-Cliffs, Inc.*	1,746	29,961
Corteva, Inc.	2,874	129,905
Crown Holdings, Inc.	1,211	104,158
Dow, Inc.	4,120	213,210
DuPont de Nemours, Inc.	2,523	180,496
Eagle Materials, Inc.	1,732	313,579
Eastman Chemical Co.	1,241	104,033
Ecolab, Inc.	782	149,933

Element Solutions, Inc.	1,692	35,464
FMC Corp.	762	40,889
Freeport-McMoRan, Inc.	608	22,691
Graphic Packaging Holding Co.	17,318	392,599
Huntsman Corp.	3,984	98,006
International Flavors & Fragrances, Inc.	259	19,524
International Paper Co.	2,678	98,925
Linde PLC	204	84,409
Louisiana-Pacific Corp.	1,523	92,888
LyondellBasell Industries NV, Class A	6,144	584,294
Martin Marietta Materials, Inc.	301	139,842
Mosaic Co.	706	25,338
NewMarket Corp.	410	217,509
Newmont Corp.	339	13,624
Nucor Corp.	5,496	934,155
Olin Corp.	2,401	113,183
Packaging Corp. of America	1,550	260,416
PPG Industries, Inc.	1,167	165,702
Reliance Steel & Aluminum Co.	3,905	1,074,890
Royal Gold, Inc.	734	89,401
RPM International, Inc.	1,153	118,678
Sealed Air Corp.	889	29,675
Sherwin-Williams Co.	469	130,757
Silgan Holdings, Inc.	4,592	191,578
Sonoco Products Co.	1,955	107,838
Southern Copper Corp.	302	21,723
Steel Dynamics, Inc.	6,251	744,682
United States Steel Corp.	5,976	214,538
Vulcan Materials Co.	722	154,190
Westlake Corp.	1,246	159,974
Westrock Co.	1,221	50,269

(Cost $7,629,196)		9,259,474

Real Estate - 3.0%
Agree Realty Corp. REIT	402	23,802
Alexandria Real Estate Equities, Inc. REIT	177	19,364
American Homes 4 Rent, Class A REIT	1,300	47,151
American Tower Corp. REIT	48	10,021
Americold Realty Trust, Inc. REIT	448	12,647
Apartment Income REIT Corp. REIT	5,029	156,502
AvalonBay Communities, Inc. REIT	599	103,591
Brixmor Property Group, Inc. REIT	2,778	59,783
Camden Property Trust REIT	600	54,156
CBRE Group, Inc., Class A*	4,526	357,373
CoStar Group, Inc.*	1,217	101,060
Crown Castle, Inc. REIT	142	16,654
CubeSmart REIT	2,481	98,645
EastGroup Properties, Inc. REIT	554	96,257
EPR Properties REIT	883	39,399
Equinix, Inc. REIT	59	48,086
Equity LifeStyle Properties, Inc. REIT	1,220	86,742
Equity Residential REIT	814	46,268
Essex Property Trust, Inc. REIT	117	24,975
Extra Space Storage, Inc. REIT	1,732	225,454
Federal Realty Investment Trust REIT	815	77,906
First Industrial Realty Trust, Inc. REIT	3,802	178,884
Gaming and Leisure Properties, Inc. REIT	1,225	57,244
Healthpeak Properties, Inc. REIT	1,246	21,581
Host Hotels & Resorts, Inc. REIT	10,898	190,388
Howard Hughes Holdings, Inc.*	210	15,437
Invitation Homes, Inc. REIT	1,512	50,440
Iron Mountain, Inc. REIT	3,192	204,767
Jones Lang LaSalle, Inc.*	414	64,385
Kimco Realty Corp. REIT	1,205	23,281
Lamar Advertising Co., Class A REIT	1,783	180,600
Mid-America Apartment Communities, Inc. REIT	668	83,153
National Storage Affiliates Trust REIT	272	9,028
NET Lease Office Properties REIT*	36	589
NNN REIT, Inc. REIT	2,405	97,691
Omega Healthcare Investors, Inc. REIT	4,349	138,081
Prologis, Inc. REIT	563	64,706
Public Storage REIT	829	214,512
Rayonier, Inc. REIT	391	11,996
Realty Income Corp. REIT	596	32,160
Regency Centers Corp. REIT	1,634	102,582
Rexford Industrial Realty, Inc. REIT	415	20,426
SBA Communications Corp. REIT	137	33,833
Simon Property Group, Inc. REIT	601	75,059
Spirit Realty Capital, Inc. REIT	2,199	90,819
STAG Industrial, Inc. REIT	2,035	72,955
Sun Communities, Inc. REIT	100	12,934
UDR, Inc. REIT	575	19,205
Ventas, Inc. REIT	290	13,294
VICI Properties, Inc. REIT	3,246	97,023
Welltower, Inc. REIT	213	18,978
Weyerhaeuser Co. REIT	7,694	241,207
WP Carey, Inc. REIT	551	34,294

(Cost $4,170,349)		4,177,368

Utilities - 3.3%
AES Corp.	4,857	83,589
Alliant Energy Corp.	1,455	73,579
Ameren Corp.	2,340	181,561
American Electric Power Co., Inc.	1,975	157,111
American Water Works Co., Inc.	640	84,378
Atmos Energy Corp.	1,251	142,376
Avangrid, Inc.	324	10,002
Brookfield Renewable Corp., Class A	1,357	36,015
CenterPoint Energy, Inc.	5,133	145,110
Clearway Energy, Inc., Class A	711	16,829
Clearway Energy, Inc., Class C	1,022	25,519
CMS Energy Corp.	1,690	95,924
Consolidated Edison, Inc.	3,067	276,367
Constellation Energy Corp.	413	49,990

Dominion Energy, Inc.	428	19,406
DTE Energy Co.	1,209	125,869
Duke Energy Corp.	982	90,619
Edison International	3,763	252,083
Entergy Corp.	1,723	174,729
Essential Utilities, Inc.	1,559	55,516
Evergy, Inc.	2,574	131,377
Eversource Energy	1,809	107,473
Exelon Corp.	4,104	158,045
FirstEnergy Corp.	3,671	135,607
Hawaiian Electric Industries, Inc.	2,280	27,793
IDACORP, Inc.	1,061	102,386
National Fuel Gas Co.	996	50,587
NextEra Energy, Inc.	881	51,547
NiSource, Inc.	7,075	181,403
NRG Energy, Inc.	2,739	131,034
OGE Energy Corp.	5,080	178,054
Pinnacle West Capital Corp.	3,321	248,876
PPL Corp.	5,172	135,093
Public Service Enterprise Group, Inc.	2,015	125,796
Sempra	1,312	95,605
Southern Co.	2,460	174,611
UGI Corp.	1,725	37,933
Vistra Corp.	636	22,521
WEC Energy Group, Inc.	1,611	134,712
Xcel Energy, Inc.	3,014	183,372

(Cost $4,596,100)		4,510,397

TOTAL COMMON STOCKS (Cost $120,875,936)		136,524,717

EXCHANGE-TRADED FUNDS - 0.4%
iShares Russell 1000 ETF	100	25,071
Vanguard S&P 500 ETF	1,150	482,310

(Cost $478,997)		507,381

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
(Cost $126,796)	126,796	126,796

TOTAL INVESTMENTS - 99.8% (Cost $121,481,729)		$137,158,894
Other assets and liabilities, net - 0.2%		242,221

NET ASSETS - 100.0%		$137,401,115

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.27% (a)(b)
—	—	0 (c)	—	—	4	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
139,790	1,183,510	(1,196,504)	—	—	2,584	—	126,796	126,796

139,790	1,183,510	(1,196,504)	—	—	2,588	—	126,796	126,796

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
S&P 500 E-Mini Futures	USD	1	$226,976	$228,838	12/15/2023	$1,862

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$136,524,717	$—	$—	$136,524,717
Exchange-Traded Funds	507,381	—	—	507,381
Short-Term Investments (a)	126,796	—	—	126,796
Derivatives (b)
Futures Contracts	1,862	—	—	1,862

TOTAL	$137,160,756	$—	$—	$137,160,756

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEUS-PH1

R-089711-1 (5/24) DBX005195 (5/24)